N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0001318025
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Global StocksPlus® & Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Global StocksPLUS® & Income Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the index posted positive performance.
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.
»	Exposure to emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to residential mortgage backed securities detracted from absolute performance as the sector posted negative performance.
»	Short exposure to the S&P Index via options detracted from absolute performance as the index posted positive performance.
»	Exposure to asset backed securities detracted from absolute performance as the sector posted negative performance.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	11,846